UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CRCM L.P.
Address:     One Maritime Plaza, Suite 1107
             San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Chun R. Ding
Title:       Manager of CRCM LLC
             General Partner of CRCM L.P.
Phone:       (415) 578-5700

Signature, Place and Date of Signing

/s/ Jessica Ngo                           San Francisco, CA          11/09/2011
-------------------------------------     -----------------          -----------
By:  Jessica Ngo, as Attorney-in-Fact     [City, State]              [Date]
     For Chun R. Ding, Manager

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          1



Form 13F Information Table Entry Total:     8 Data Records



Form 13F Information Table Value Total:     $68,615 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-12617                 ChinaRock Capital Management Limited

                                                                 CRCM LP
                                                         13F SECURITIES HOLDINGS
                                                          3rd Quarter - FY 2011

           Column 1               Column 2      Column 3  Column 4        Column 5      Column 6     Column 7      Column 8
        Name of Issuer        Title of Class      CUSIP    Value     SHS or    SH/  Put/   Investment     Other    Voting Authority
                                                          (x$1000)  PRN Amt    PRN  Call   Discretion    Manager  Sole  Shared  None
ACORN INTERNATIONAL INC          Equity ADR    004854105    2,763     547,141   SH       SHARE-DEFINED     1           547,141
CHANGYOU.COM LTD                 Equity ADR    15911M107   12,018     475,000   SH       SHARE-DEFINED     1           475,000
CHINDEX INTERNATIONAL INC       Common Stock   169467107      553      62,801   SH       SHARE-DEFINED     1            62,801
FOCUS MEDIA HOLDING              Equity ADR    34415V109   13,468     800,000   SH       SHARE-DEFINED     1           800,000
LINKTONE LTD                     Equity ADR    535925101      250     312,311   SH       SHARE-DEFINED     1           312,311
NETEASE.COM INC                  Equity ADR    64110W102   18,126     475,000   SH       SHARE-DEFINED     1           475,000
SOHU.COM INC                    Common Stock   83408W103    9,640     200,000   SH       SHARE-DEFINED     1           200,000
THE9 LTD                         Equity ADR    88337K104   11,798   3,250,000   SH       SHARE-DEFINED     1         3,250,000